NEW YORK STATE OPPORTUNITY FUNDS




                               SEMI-ANNUAL REPORT


                               SEPTEMBER 30, 2001

                                   (UNAUDITED)







                              NEW YORK EQUITY FUND




                              NEW YORK EQUITY FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2001
                                   (UNAUDITED)
ASSETS
     Investment securities, at value (Cost $9,363,329)                                    $ 6,155,831
     Dividends receivable                                                                         271
     Receivable for capital shares sold                                                         1,490
     Receivable from Advisor (Note 3)                                                          10,745
     Organization expenses, net (Note 1)                                                        6,228
     Other assets                                                                              22,988
                                                                                   -------------------
             TOTAL ASSETS                                                                    6,197,553
                                                                                   -------------------

LIABILITIES
     Payable for capital shares redeemed                                                       16,539
     Payable to affiliates (Note 3)                                                             4,375
     Other accrued expenses                                                                    10,786
                                                                                   -------------------
             TOTAL LIABILITIES                                                                  31,700
                                                                                   -------------------

NET ASSETS                                                                                $ 6,165,853
                                                                                   ===================

NET ASSETS CONSIST OF:
     Paid-in capital                                                                     $ 11,853,096
     Accumulated net investment loss                                                          (63,841)
     Accumulated net realized losses from security transactions                            (2,415,904)
     Net unrealized depreciation on investments                                            (3,207,498)
                                                                                   -------------------
NET ASSETS                                                                                $ 6,165,853
                                                                                   ===================

Shares of beneficial interest outstanding (unlimited number
     of shares authorized, no par value)                                                      780,858
                                                                                   ===================

Net asset value and redemption price per share                                                 $ 7.90
                                                                                   ===================

Maximum offering price per share ($7.90/95.25%)                                                $ 8.29
                                                                                   ===================


                See accompanying notes to financial statements.



                             NEW YORK EQUITY FUND
                             STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2001
                                   (UNAUDITED)

INVESTMENT INCOME
     Dividends                                                                               $ 23,912
                                                                                   -------------------

EXPENSES
     Investment advisory fees (Note 3)                                                         44,319
     Distribution fees (Note 3)                                                                11,005
     Professional fees                                                                         11,923
     Accounting services fees (Note 3)                                                         10,625
     Administrative services fees (Note 3)                                                      8,500
     Insurance expense                                                                          7,833
     Custodian fees                                                                             7,314
     Transfer agent and shareholder services fees (Note 3)                                      6,375
     Printing of shareholder reports                                                            6,370
     Registration fees                                                                          6,124
     Amortization of organization expenses                                                      4,982
     Postage and supplies                                                                       4,893
     Trustees' fees and expenses                                                                4,500
     Other expenses                                                                             3,254
                                                                                   -------------------
           TOTAL EXPENSES                                                                     138,017
     Fees waived and expenses reimbursed by the Advisor (Note 3)                              (50,264)
                                                                                   -------------------
           NET EXPENSES                                                                        87,753
                                                                                   -------------------

NET INVESTMENT LOSS                                                                           (63,841)
                                                                                   -------------------

REALIZED AND UNREALIZED LOSSES ON INVESTMENTS
     Net realized losses from security transactions                                          (806,270)
     Net change in unrealized appreciation/
           depreciation on investments                                                     (1,892,177)
                                                                                   -------------------
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS                                          (2,698,447)
                                                                                   -------------------

NET DECREASE IN NET ASSETS FROM OPERATIONS                                               $ (2,762,288)
                                                                                   ===================


                See accompanying notes to financial statements.


                              NEW YORK EQUITY FUND
                       STATEMENTS OF CHANGES IN NET ASSETS


------------------------------------------------------------------------------------------------------------------
                                                                                SIX MONTHS
                                                                                   ENDED
                                                                              SEPTEMENBER 30,
                                                                                   2001               YEAR ENDED
                                                                               (UNAUDITED)          MARCH 31, 2001
------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
      Net investment loss                                                         $ (63,841)           $ (110,481)
      Net realized losses from security transactions                               (806,270)           (1,573,253)
      Net change in unrealized appreciation/
            depreciation on investments                                          (1,892,177)           (3,746,911)
                                                                           -----------------     -----------------
Net decrease in net assets from operations                                       (2,762,288)           (5,430,645)
                                                                           -----------------     -----------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
      Net realized gains from security transactions                                       -              (916,512)
                                                                           -----------------     -----------------

FROM CAPITAL SHARE TRANSACTIONS
      Proceeds from shares sold                                                     664,526             5,510,195
      Net asset value of shares issued in reinvestment
            of distributions to shareholders                                              -               815,638
      Payments for shares redeemed                                                 (283,970)           (1,490,781)
                                                                           -----------------     -----------------
Net increase in net assets from capital share transactions                          380,556             4,835,052
                                                                           -----------------     -----------------

TOTAL DECREASE IN NET ASSETS                                                     (2,381,732)           (1,512,105)

NET ASSETS
      Beginning of period                                                         8,547,585            10,059,690
                                                                           -----------------     -----------------
      End of period                                                             $ 6,165,853           $ 8,547,585
                                                                           =================     =================

CAPITAL SHARE ACTIVITY
      Shares sold                                                                    56,831               286,382
      Shares issued in reinvestment of
            distributions to shareholders                                                 -                50,914
      Shares redeemed                                                               (29,100)             (106,155)
                                                                           -----------------     -----------------
      Net increase in shares outstanding                                             27,731               231,141
      Shares outstanding, beginning of period                                       753,127               521,986
                                                                           -----------------     -----------------
      Shares outstanding, end of period                                             780,858               753,127
                                                                           =================     =================


                See accompanying notes to financial statements.


                              NEW YORK EQUITY FUND
                              FINANCIAL HIGHLIGHTS


 Selected per Share Data and Ratios for a Share Outstanding Throughout Each Period
---------------------------------------------------------------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED
                                                     SEPTEMBER 30,   YEAR ENDED    YEAR ENDED    PERIOD ENDED  PERIOD ENDED
                                                         2001          MARCH 31,    MARCH 31,      MARCH 31,     MARCH 31,
                                                      (UNAUDITED)        2001         2000           1999        1998 (a)
---------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period              $     11.35    $     19.27   $     14.15    $     12.58    $    10.00
                                                    ------------   ------------  -------------  ------------  -------------

Income from investment operations:
    Net investment loss                                   (0.08)         (0.15)         (0.17)        (0.05)        (0.01)
    Net realized and unrealized gains
     (losses) on investm                                  (3.37)         (6.49)          5.58          1.69          2.59
                                                    ------------   ------------  -------------   -----------  -------------
Total from investment operations                          (3.45)         (6.64)          5.41          1.64          2.58
                                                    ------------   ------------- -------------   -----------  -------------

Distributions from net realized gains                      --            (1.28)         (0.29)        (0.07)          --
                                                    ------------    ------------ -------------   -----------  -------------

Net asset value at end of period                    $      7.90    $     11.35   $      19.27   $     14.15    $    12.58
                                                    ============   ============= =============  ============  =============

TOTAL RETURN (B)                                         -30.40%(d)     -36.38%         38.55%        13.07%        25.80%(d)
                                                    ============   ============= =============  ============  =============

Net assets at end of period                         $ 6,165,853    $ 8,547,585   $ 10,059,690   $ 6,296,704   $ 1,581,185.00
                                                    ============   ============= =============  ============  ==============


Ratio of net expenses to average net assets (c)           1.98%(e)        2.08%          1.98%         1.97%        1.93%(e)

Ratio of net investment loss to average net assets       -1 44%(e)       -0.91%         -1.15%        -0.60%       -0.20%(e)

Portfolio turnover rate                                    140%(e)         224%           154%           96%          25%




(a) Represents  the period from the initial  public  offering of shares (May 12, 1997) through March 31, 1998.

(b) Total returns shown exclude the effect of applicable sales loads.

(c) Ratios of expense to average net  assets,  assuming no waiver of fees and/or reimbursement of expenses by the  Advisor,  would have been  3.12%(e),  2.49%, 2.74%, 4.49% and 13.85%(e) for the periods ended
    September 30, 2001and March 31, 2001, 2000, 1999 and 1998, respectively (Note 3).

(d) Not annualized.

(e) Annualized.



                See accompanying notes to financial statements.


                                           NEW YORK EQUITY FUND
                                         PORTFOLIO OF INVESTMENTS
                                            SEPTEMBER 30, 2001
                                               (UNAUDITED)

------------------------------------------------------------------------------------------------
   SHARES        COMMON STOCKS - 99.6%                                           MARKET VALUE
------------------------------------------------------------------------------------------------
                 CAPITAL GOODS - 6.5%
       60,000    Mechanical Technology, Inc. (a)                                      $ 210,000
       20,000    Plug Power, Inc. (a)                                                   192,400
                                                                               -----------------
                                                                                        402,400
                                                                               -----------------
                 COMMUNICATION SERVICES - 9.4%
       30,000    Anaren Microwave, Inc. (a)                                             490,500
       50,000    Global Crossing Ltd. (a)                                                90,000
                                                                               -----------------
                                                                                        580,500
                                                                               -----------------
                  CONSUMER CYCLICALS - 3.3%
        6,500    Paychex, Inc.                                                          204,815
                                                                               -----------------

                 CONSUMER STAPLES - 5.4%
       10,000    AOL Time Warner, Inc. (a)                                              331,000
                                                                               -----------------

                 FINANCIAL - 34.2%
        7,000    Bank of New York Co., Inc.                                             245,000
        2,000    Bear Stearns Cos., Inc.                                                100,020
        7,000    Citigroup, Inc.                                                        283,500
        3,000    Goldman Sachs Group, Inc.                                              214,050
        8,000    J.P. Morgan Chase & Co.                                                273,200
        5,000    Lehman Brothers Holdings, Inc.                                         284,250
        2,500    M&T Bank Corp.                                                         185,000
        5,000    Morgan Stanley Dean Witter & Co.                                       231,750
       10,000    Nasdaq - 100 Index Tracking Stock (a)                                  289,800
                                                                               -----------------
                                                                                      2,106,570
                                                                               -----------------
                HEALTHCARE - 13.7%
        5,000    Amgen, Inc. (a)                                                        293,800
        5,000    Barr Laboratories, Inc. (a)                                            395,300
        5,000    Human Genome Sciences, Inc. (a)                                        154,050
                                                                               -----------------
                                                                                        843,150
                                                                               -----------------
                 TECHNOLOGY - 27.1%
      250,000    AppliedTheory Corp. (a)                                                 52,500
       20,000    Cisco Systems, Inc. (a)                                                243,600
      265,000    CopyTele, Inc. (a)                                                     121,847
       25,000    Corning, Inc. (a)                                                      220,500
       10,000    EMC Corp. (a)                                                          117,500
        2,000    International Business Machines Corp.                                  184,600
       10,000    Powerwave Technologies, Inc. (a)                                       119,200
       10,000    Siebel Systems, Inc. (a)                                               130,100
       25,000    Symbol Technologies, Inc.                                              262,250
       30,000    Tibco Software, Inc. (a)                                               220,200
                                                                               -----------------
                                                                                      1,672,297
                                                                               -----------------

                 TOTAL COMMON STOCKS - 99.6% (Cost $9,348,230)                      $ 6,140,732
                                                                               -----------------


                See accompanying notes to financial statements.



                                       NEW YORK EQUITY FUND
                               PORTFOLIO OF INVESTMENTS (CONTINUED)
                                       SEPTEMBER 30, 2001
                                           (UNAUDITED)

------------------------------------------------------------------------------------------------
   SHARES        SHORT TERM MONEY MARKET SECURITIES - 0.2%                       MARKET VALUE
------------------------------------------------------------------------------------------------
       15,099    Milestone Treasury Obligation Portfolio -  Investor Shares
                    (Cost $15,099)                                                     $ 15,099
                                                                               -----------------

                 TOTAL INVESTMENTS AT VALUE - 99.8% (Cost $9,363,329)               $ 6,155,831

                 OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%                            10,022
                                                                               -----------------

                 NET ASSETS - 100.0%                                                $ 6,165,853
                                                                               =================


(a) Non-income producing security.

                See accompanying notes to financial statements.

                              NEW YORK EQUITY FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               SEPTEMBER 30, 2001
                                   (UNAUDITED)
                              NEW YORK EQUITY FUND
                          NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 2001
                                   (UNAUDITED)


1.   SIGNIFICANT ACCOUNTING POLICIES

     The New York Equity Fund (the "Fund") is a non-diversified series of The New York State Opportunity Funds (the "Trust"). The Trust, registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), was organized as a Massachusetts business trust on November 20, 1996. The Fund was capitalized on February 18, 1997, when affiliates of Pinnacle Advisors LLC (the "Advisor") purchased the initial shares of the Fund at $10 per share. The Fund began the public offering of shares on May 12, 1997.

     The Fund seeks to provide long-term capital growth by investing primarily in the common stocks and other equity securities of publicly-traded companies headquartered in the state of New York and those companies having a significant presence in the state.

     The following is a summary of the Fund's significant accounting policies:

     SECURITIES VALUATION -- The Fund's portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

     INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS -- Interest income is accrued as earned. Dividend income and distributions to Fund shareholders are recorded on the ex-dividend date.

     ORGANIZATION EXPENSES -- Expenses of organization have been capitalized and are being amortized on a straight-line basis over five years.

     SECURITY TRANSACTIONS -- Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis.

     ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                              NEW YORK EQUITY FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               SEPTEMBER 30, 2001
                                   (UNAUDITED)

1.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     ADOPTION OF NEW ACCOUNTING PRINCIPLE -- In order to comply with new accounting standards mandated by the latest AICPA Audit and Accounting Guide for Audits of Investment Companies (dated 12/1/00), effective April 1, 2001, premiums and discounts on debt securities are being amortized using the interest method. The effect of initially applying changes required by the Guide has no effect on the net assets of the Fund.

     FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

     In order to avoid imposition of the excise tax applicable to regulated investment companies, it is the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

     The following information is based upon the federal income tax cost of portfolio investments of $9,442,202 as of September 30, 2001:

                Gross unrealized appreciation            $427,766
                Gross unrealized depreciation          (3,714,137)
                                                 -----------------
                Net unrealized depreciation          $ (3,286,371)
                                                 =================

     The difference between the federal income tax cost of portfolio investments and the acquisition cost is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America.

     As of March 31, 2001, the Fund had capital loss carryforwards for federal income tax purposes of $883,673 which expire on March 31, 2009. In addition, the Fund had net realized capital losses of $276,954 during the period from November 1, 2000 through March 31, 2001, which are treated for federal income tax purposes as arising during the Fund's tax year ending March 31, 2002. These capital loss carryforwards and "post-October" losses may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

                              NEW YORK EQUITY FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               SEPTEMBER 30, 2001
                                   (UNAUDITED)

2.   INVESTMENT TRANSACTIONS

     Cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $6,567,493 and $5,935,173, respectively, for the six months ended September 30, 2001.

3.   TRANSACTIONS WITH AFFILIATES

     ADVISORY AGREEMENT
     Under the terms of an Advisory Agreement, the Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate of 1.00% of its average daily net assets up to $100 million; .95% of such assets from $100 million to $200 million; and .85% of such assets in excess of $200 million. The Advisor currently intends to limit the total operating expenses of the Fund to 1.98% of its average daily net assets. Accordingly, the Advisor voluntarily waived its entire investment advisory fee of $44,319 for the six months ended September 30, 2001 and reimbursed the Fund $5,945 of additional operating expenses for the six months ended September 30, 2001.

     Certain trustees and officers of the Trust are also officers of the Advisor.

     ADMINISTRATION AGREEMENT
     Under the terms of an Administration Agreement effective August 24, 2000 between the Trust and Ultimus Fund Solutions, LLC ("Ultimus"), Ultimus supplies executive, administrative and regulatory services to the Fund, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities. For the performance of these administrative services, Ultimus receives a monthly fee at an annual rate of .15% of average daily net assets up to $50 million; .125% of such assets from $50 million to $100 million; .10% of such assets from $100 million to $250 million; .075% of such assets from $250 to $500 million; and .05% of such assets in excess of $500 million, subject to a monthly minimum of $2,000. The foregoing fee was discounted by 30% during the first year of the agreement, and will be discounted by 25% during the coming year or until such time as net assets of the Fund reach $20 million. Accordingly, during the six months ended September 30, 2001, Ultimus was paid $8,500 for administrative services.

     Certain officers of the Trust are also officers of Ultimus.

                              NEW YORK EQUITY FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               SEPTEMBER 30, 2001
                                   (UNAUDITED)

3.   TRANSACTIONS WITH AFFILIATES (CONTINUED)

     TRANSFER AGENT AND SHAREHOLDER SERVICE AGREEMENT
     Under the terms of a Transfer Agency and Shareholder Services Agreement effective August 24, 2000 between the Trust and Ultimus, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives from the Fund a monthly fee at an annual rate of $17 per account, subject to a minimum of $1,500 per month. The foregoing fee was discounted by 30% during the first year of the agreement, and will be discounted by 25% during the coming year or until such time as net assets of the Fund reach $20 million. Accordingly, during the six months ended September 30, 2001, Ultimus was paid $6,375 for transfer agent services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage and supplies.

     ACCOUNTING SERVICES AGREEMENT
     Under the terms of an Accounting Services Agreement effective August 24, 2000 between the Trust and Ultimus, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, Ultimus receives from the Fund a monthly fee of $2,500, plus an asset based fee equal to 0.01% of average daily net assets from $25 to $500 million and 0.005% of such assets in excess of $500 million. The foregoing fees were discounted by 30% during the first year of the agreement, and will be discounted by 25% during the coming year or until such times as net assets of the Fund reach $20 million. Accordingly, during the six months ended September 30, 2001, Ultimus was paid $10,625 for accounting services. In addition, the Fund pays certain out-of-pocket expenses incurred by Ultimus in obtaining valuations of the Fund's portfolio securities.

     UNDERWRITING AGREEMENT
     The principal underwriter of the Fund's shares is Pinnacle Investments, Inc. (the "Underwriter"), an affiliate of the Advisor. During the six months ended September 30, 2001, the Underwriter received underwriter commissions of $4,048 and broker commissions of $2,058 in connection with the sale of Fund shares.

     PORTFOLIO TRANSACTIONS
     A significant portion of the Fund's portfolio transactions are executed through the Underwriter. For the six months ended September 30, 2001, brokerage commissions of $52,140 were paid by the Fund to the Underwriter.

                              NEW YORK EQUITY FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               SEPTEMBER 30, 2001
                                   (UNAUDITED)

3.   TRANSACTIONS WITH AFFILIATES (CONTINUED)

     DISTRIBUTION PLAN
     The Trust has adopted a Plan of Distribution (the Plan) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may directly incur or reimburse the Advisor for certain costs related to the distribution of the Fund shares, not to exceed 0.25% of average daily net assets. For six months ended September 30, 2001, the Fund incurred $11,005 of distribution-related expenses under the Plan.